Long-term Investments	12 Months Ended
Dec. 31, 2020
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The following sets forth the changes in the Group’s long-term investments:

	Cost Method/
	Equity Securities		Available-for-Sale
	Without Readily		Securities/Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total

	(In thousands)
Balance at December 31, 2017	$420,356	$27,702	$4,279	$452,337
Investments made/transferred from prepayments	134,797	97,337	—	232,134
Income from equity method investment	—	57	—	57
Dividend received from equity method investment	—	(657)	—	(657)
Disposal of investments	—	(1,623)	—	(1,623)
Impairment on investments	(23,557)	—	—	(23,557)
Fair value change through earnings (including adjustment of subsequent price changes)	42,877	—	(2,803)	40,074
Currency translation adjustment	(3,854)	(325)	—	(4,179)
Balance at December 31, 2018	$570,619	$122,491	$1,476	$694,586
Investments made/transferred from prepayments	268,734	91,869	15,017	375,620
Loss from equity method investment	—	(13,198)	—	(13,198)
Dividend received from equity method investment	—	(932)	—	(932)
Disposal of investments	(1,724)	(165)	—	(1,889)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(81,385)	—	81,385	—
Impairment on investments	(230,859)	—	—	(230,859)
Fair value change through earnings (including adjustment of subsequent price changes)	35,838	—	171,600	207,438
Currency translation adjustment	(2,621)	(686)	—	(3,307)
Balance at December 31, 2019	$558,602	$199,379	$269,478	$1,027,459
Investments made/transferred from prepayments	134,925	92,925	30,500	258,350
Income from equity method investment	—	10,434	—	10,434
Dividend received from equity method investment	—	(320)	—	(320)
Disposal of investments	(2,067)	—	(48,334)	(50,401)
Impairment on investments	(126,820)	—	—	(126,820)
Fair value change through earnings (including adjustment of subsequent price changes)	(2,462)	—	37,577	35,115
Currency translation adjustment	16,906	8,743	—	25,649
Balance at December 31, 2020	$579,084	$311,161	$289,221	$1,179,466

For the years ended December 31, 2019 and 2020, the Group invested in private high-tech companies totaling $268.7 million and $134.9 million, respectively, which were accounted for under investments without readily determinable fair values. These investments were to further expand and strengthen the Group’s ecosystem and included a follow-on investment of $100 million in Yixia Tech Co., Ltd. (“Yixia Tech”) in 2019, a developer of mobile video apps, as well as $46.8 million in a financing guarantee company and $30.6 million in a commercial search business in 2020. The follow-on investment in Yixia Tech resulted in an aggregate investment in the company of $290 million prior to the $214.7 million impairment recognized in 2019 as described below. The Group also invested $91.9 million and $92.9 million in companies, which were accounted for under equity method, in 2019 and 2020, respectively. These investments mainly included a $57.4 million investment in a company providing consumer finance services in 2019 and several investment funds in 2020.

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The following table summarizes the total carrying value of the equity investments accounted for under measurement alternative as of December 31, 2019 and 2020, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities (in thousands):

Cumulative Results
Initial cost basis	$738,035
Upward adjustments	81,458
Downward adjustments (impairment only)	(254,416)
Foreign currency translation	(6,475)
Total carrying value at December 31, 2019	$558,602

Initial cost basis	$870,893
Upward adjustments	81,458
Downward adjustments	(383,698)
Foreign currency translation	10,431
Total carrying value at December 31, 2020	$579,084

The Group assessed or engaged independent valuation firms to help the management assess the fair value of certain investments as of December 31, 2019 and 2020, using Level 3 of fair value measurements and concluded that impairment was warranted for those investments at the year end. Thus, the Group recognized $230.9 million and $126.8 million impairment charges to investments without readily determinable fair value for the years ended December 31, 2019 and 2020, respectively. The impairment charges mainly included a partial impairment of $214.7 million on Yixia Tech in 2019, and a partial impairment of $59.8 million on an investee in e-commerce business, as well as a $39.3 million write-off on a game company in 2020, due to their unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future.

Investments in marketable equity securities are valued using the market approach based on the quoted prices in active markets at the reporting dates. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. In December 2019, one of the Group’s investees, Beijing Showworld Technology Co., Ltd. (“Showworld”), a company providing social and new media marketing services, completed its listing on Shanghai Stock Exchange through an equity reconstruction with a then-listed company. Before Showworld’s IPO, the Group accounted the investment under equity securities without readily determinable fair values and then reclassified it to investments with readily determinable fair values the moment it went public. The Group recorded an unrealized accumulated gain of $176.2 million and $204.7 million from fair value change of Showworld for the years ended December 31, 2019 and 2020, respectively. The Group has several other investments in marketable equity securities with fair value of $11.9 million and $3.2 million as of December 31, 2019 and 2020, respectively.

The following table shows the carrying amount and fair value of the marketable securities:

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In thousands)
Showworld	$81,385	$176,169	$—	$257,554
Other marketable securities	20,292	513	(8,881)	11,924
December 31, 2019	$101,677	$176,682	$(8,881)	$269,478
Showworld	$81,385	$204,675	$—	$286,060
Other marketable securities	15,274	—	(12,113)	3,161
December 31, 2020	$96,659	$204,675	$(12,113)	$289,221

The Group recorded investment-related impairment of $24.1 million, $249.9 million and $212.0 million for the years ended December 31, 2018, 2019 and 2020, respectively, as a result of the investees not performing to expectation or them becoming incapable of making repayments. The impairment charges in 2019 included write-offs of prepayments of $19.1 million and the partial impairment charge of $214.7 million to the carrying value of Yixia Tech, as well as other impairments of $16.2 million. The impairment charges in 2020 included a partial impairment of $59.8 million on an investee in e-commerce business, a $39.3 million write-off on a game company, and $82.2 million impairment charge on loans to investees (Note 10), as well as other impairments of $30.7 million.